Segmented and Geographic Information - Breakdown of revenue from reporting segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 17,834	$ 16,280	$ 15,035
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Revenue	8,605	8,372	7,748
Canadian Personal and Small Business Banking [member] | Personal and Small Business Banking [Member]
Disclosure of operating segments [line items]
Revenue	8,556	8,033	7,675
Canadian Personal and Small Business Banking [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	49	339	73
Canadian Commercial Banking and Wealth Management [Member]
Disclosure of operating segments [line items]
Revenue	3,865	3,590	3,272
Canadian Commercial Banking and Wealth Management [Member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,488	1,324	1,211
Canadian Commercial Banking and Wealth Management [Member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	2,377	2,266	2,061
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Revenue	1,766	876	385
U.S. Commercial banking and wealth management [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	6	20	2
U.S. Commercial banking and wealth management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,197	532	166
U.S. Commercial banking and wealth management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	563	324	217
Capital markets [member]
Disclosure of operating segments [line items]
Revenue	2,912	2,823	2,756
Capital markets [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	9	6	18
Capital markets [member] | Global Markets [member]
Disclosure of operating segments [line items]
Revenue	1,674	1,601	1,645
Capital markets [member] | Corporate and investment banking [member]
Disclosure of operating segments [line items]
Revenue	1,229	1,216	1,093
All other segments [member]
Disclosure of operating segments [line items]
Revenue	686	619	874
All other segments [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	23	(104)	152
All other segments [member] | International banking [member]
Disclosure of operating segments [line items]
Revenue	$ 663	$ 723	$ 722